Note 10 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in thousands)	2018	2017

Professional fees	$2,473	$412
Research and development	2,361	1,778
Salaries, bonus & benefits	815	1,008
Manufacturing operations	212	537
Other	604	399
Total accrued expenses	$6,465	$4,134